UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

Dryden Small Cap Core Equity Fund Inc

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.8%
COMMON STOCKS
CONSUMER DISCRETIONARY 16.5%

Auto & Truck 0.5%
4,900	Group 1 Automotive, Inc.	$300,468
18,000	Sonic Automotive, Inc.	414,000

		714,468

Commercial Services & Supplies 1.1%
3,200	Healthcare Services Group	69,152
7,800	ON Assignment, Inc.(a)	66,690
10,300	Pre-Paid Legal Services, Inc. (b)	373,066
96,000	Spherion Corp.(a)	729,600
5,400	Vertrue, Inc.(a)	229,284

		1,467,792

Hotels, Restaurants & Leisure 3.9%
9,700	Applebees’s International, Inc.	172,272
5,500	Brinker International, Inc.	178,200
700	Buffalo Wild Wings, Inc.(a)	22,561
23,100	CEC Entertainment, Inc.(a)	682,143
11,800	Dover Downs Gaming & Entertainment, Inc.	189,390
2,600	IHOP Corp.	118,196
24,000	Jack in the Box, Inc.(a)	946,560
16,900	Landry’s Restaurants, Inc.	478,101
6,400	O’Charleys, Inc.(a)	102,400
6,800	Panera Bread Co.(Class A)(a)(b)	355,708
24,900	Pinnacle Entertainment, Inc.(a)	683,007
20,500	Ryan’s Restaurant Group, Inc.(a)	323,080
61,300	Sonic Corp.(a)	1,206,384

		5,458,002

Household Durables 1.3%
72,800	Champion Enterprises, Inc.(a)	482,664
11,600	Meritage Homes Corp.(a)(b)	449,732
700	NVR, Inc.(a)(b)	346,500
27,000	Standard Pacific Corp.	602,910

		1,881,806

Internet & Catalog Retail 0.2%
19,900	Insight Enterprises, Inc.(a)	337,106

Leisure Equipment & Products 1.1%
17,900	K2, Inc.(a)	188,308
10,500	Polaris Industries, Inc.	401,310
24,093	Pool Corp	937,940

		1,527,558

Media 0.6%
8,600	ADVO, Inc.	311,406
20,700	Live Nation, Inc.(a)	433,872
11,100	Radio One, Inc.(Class D)(a)	79,698

		824,976

Multi-line Retail 0.1%
15,300	Fred’s, Inc.	183,447

Specialty Retail 5.2%
37,300	Building Material Holdings Corp.(b)	799,339
18,000	Cato Corp. (Class A)	437,760
1,600	Children’s Place Retail Stores, Inc. (The)(a)	89,312
23,800	Dress Barn, Inc.(a)(b)	513,604
20,400	Genesco, Inc.(a)	552,228
8,000	Gymboree Corp.(a)	268,160
5,700	Haverty Furniture Cos., Inc.	87,837
950	Hibbett Sporting Goods, Inc.(a)	18,772
19,300	JAKKS Pacific, Inc.(a)(b)	318,257
21,100	K-Swiss, Inc. (Class A)	590,167
38,050	Men’s Wearhouse, Inc. (The)	1,183,736
15,600	Midas, Inc.(a)	269,100
3,400	Petsmart, Inc.	80,104
56,700	Select Comfort Corp.(a)(b)	1,142,505
18,800	Stein Mart, Inc.	242,332
18,300	Tween Brands Inc.(a)(b)	681,126
800	Zale Corp.(a)	20,488

		7,294,827

Textiles, Apparel & Luxury Goods 2.5%
28,650	Brown Shoe Co., Inc.	927,687
13,200	Deckers Outdoor Corp.(a)(b)	562,848
39,600	Fossil, Inc.(a)(b)	719,136
7,900	Kellwood Co.	208,955
200	Oxford Industries, Inc.	7,092
23,100	Phillips-Van Heusen	820,743
8,800	Russell Corp.	158,488
2,700	Wolverine World Wide, Inc.	68,688

		3,473,637

CONSUMER STAPLES 3.4%

Beverages 0.1%
4,200	MGP Ingredients, Inc.	96,726

Cosmetics & Soaps 0.1%
6,200	Chattem, Inc.(a)(b)	210,366

Food & Drug Retailing 1.2%
23,300	Casey’s General Stores, Inc.	527,279
1,900	Great Atlantic & Pacific Tea Co., Inc.	45,125
7,600	Longs Drug Stores Corp.	312,512
8,300	Nash-Finch Co.	185,671
20,500	NBTY, Inc.(a)	605,365

		1,675,952

Food Products 1.9%
33,700	Chiquita Brands International, Inc.	452,928
21,100	Corn Products International, Inc.	701,786
1,300	Delta & Pine Land Co.	44,473
6,800	Hansen Natural Corp.(a)(b)	312,732
2,400	J&J Snack Foods Corp.	72,216
3,400	Peet’s Coffee & Tea, Inc.(a)	96,458
19,800	Performance Food Group Co.(a)(b)	551,826
10,200	Ralcorp Holdings, Inc.(a)	425,136
1,800	TreeHouse, Foods Inc.(a)	43,128

		2,700,683

Household Products 0.1%
2,700	WD-40 Co.	88,047

ENERGY 8.6%

Energy Equipment & Services 4.7%
3,700	Atwood Oceanics, Inc.(a)	173,641
34,438	Cimarex Energy Co.	1,406,083
2,100	Giant Industries, Inc.(a)	149,961
28,700	Helix Energy Solutions Group, Inc.(a)	1,119,013
9,200	Helmerich & Payne, Inc.	254,656
9,900	Maverick Tube Corp.(a)(b)	631,521
7,700	NS Group, Inc.(a)	389,466
14,600	Oceaneering International, Inc.(a)	638,312
400	Oil States International, Inc.(a)	12,864
2,700	Parker Drilling Co.(a)	19,602
27,300	Unit Corp.(a)	1,600,872
4,100	Veritas DGC, Inc.(a)(b)	234,807

		6,630,798

Oil, Gas & Consumable Fuels 3.9%
35,600	Frontier Oil Corp.	1,254,900
900	Harvest Natural Resources, Inc.(a)	12,591
1,700	Petroleum Development Corp.(a)	75,718
15,100	SEACOR Holdings, Inc.(a)(b)	1,228,385

8,900	St. Mary Land & Exploration Co.	382,700
8,100	Stone Energy Corp.(a)	378,675
26,100	Swift Energy Co.(a)	1,252,800
14,700	W-H Energy Services, Inc.(a)	808,794

		5,394,563

FINANCIAL 15.6%

Banking 4.9%
2,600	Bankunited Financial Corp.	76,934
13,900	Central Pacific Financial Corp.	486,500
600	CharterMac	11,616
1,400	Chittenden Corp.	39,508
10,400	Community Bank System, Inc.	220,064
8,425	Dime Community Bancshares	117,697
12,600	East West Bancorp, Inc.	508,410
18,100	First Bancorp (Puerto Rico)	171,769
7,550	First Midwest Bancorp, Inc.	269,535
3,600	First Republic Bank	153,108
9,100	Flagstar Bancorp, Inc.	132,496
19,500	Hanmi Financial Corp.	371,280
6,500	Independent Bank Corp. (Michigan)	166,465
4,900	MAF Bancorp, Inc.	200,900
24,400	Nara Bancorp, Inc.	449,204
2,300	Old National Bancorp (Indiana)	43,884
4,000	Pinnacle Financial Partners, Inc.(a)	134,560
7,300	PrivateBankcorp, Inc.(b)	343,173
1,600	Prosperity Bancshares, Inc.	56,272
11,590	Provident Bankshares Corp.	426,164
57,573	Republic Bancorp, Inc.	751,901
10,900	South Financial Group, Inc. (The)	294,518
8,800	Sterling Financial Corp.	281,336
27,700	Susquehanna Bancshares, Inc.	669,786
2,300	Umpqua Holdings Corp.	60,007
12,200	United Bankshares, Inc.	434,686
900	Whitney Holding Corp.	32,481

		6,904,254

Consumer Finance 0.2%
9,100	Cash America International, Inc.	311,675

Financial Services 5.0%
13,100	Downey Financial Corp.(b)	869,185
7,350	Financial Federal Corp.	197,495
17,600	FirstFed Financial Corp.(a)(b)	993,520
1,300	Greenhill & Co., Inc.	75,348
100	Heidrick & Struggles International, Inc.(a)	3,232
24,700	Irwin Financial Corp.	484,861
35,800	Knight Capital Group, Inc. (Class A)(a)	592,132
6,300	MCG Capital Corp.	102,627
26,950	New Century Financial Corp.(b)	1,176,637
17,700	Piper Jaffray Cos.(a)	906,063
7,200	Portfolio Recovery Associates, Inc.(a)(b)	308,304

8,233	SWS Group, Inc.	214,634
9,300	Wintrust Financial Corp.	446,493
16,600	World Acceptance Corp.(a)	688,900

		7,059,431

Insurance 2.4%
1,350	Delphi Financial Group (Class A)	51,422
16,300	LandAmerica Financial Group, Inc.(b)	1,040,429
10,300	Presidential Life Corp.	248,642
8,800	Safety Insurance Group, Inc.	466,928
7,400	Selective Insurance Group, Inc.	377,400
18,500	Stewart Information Services Corp.	636,030
11,900	Zenith National Insurance Corp.	475,762

		3,296,613

Real Estate Investment Trusts 2.9%
9,600	Affordable Residential Communities(b)	103,968
5,500	American Home Mortgage Investment Corp.(b)	192,060
23,600	Anthracite Capital, Inc.	289,572
12,900	Colonial Properties Trust(b)	618,297
18,300	Entertainment Properties Trust	779,031
10,800	Glenborough Realty Trust, Inc.	239,760
1,100	Jones Lang LaSalle, Inc.	89,870
19,000	Lexington Corporate Properties Trust(b)	378,480
13,400	National Retail Properties, Inc.(b)	279,256
1,900	Nationwide Health Properties, Inc.	45,068
16,200	Parkway Properties, Inc.	736,614
8,400	Ramco-Gershenson Properties	247,212
9,400	Spirit Finance Corp	104,340

		4,103,528

Thrifts & Mortgage Finance 0.2%
16,000	Fremont General Corp.	284,000

HEALTHCARE 12.2%

Biotechnology 1.1%
17,900	IDEXX Laboratories, Inc.(a)(b)	1,584,150

Healthcare Equipment & Supplies 4.7%
7,800	Arthrocare Corp.(a)	343,512
21,700	Biosite, Inc.(a)(b)	845,866
5,300	Digene Corp.(a)	223,713
24,300	Emdeon Corp.(a)	292,329
16,000	Greatbatch, Inc.(a)	392,160
11,500	Haemonetics Corp.(a)	504,505
13,400	Hologic, Inc.(a)	601,794
17,200	ICU Medical, Inc.(a)	718,616
59,650	Immucor, Inc.(a)	1,187,632
13,800	Invacare Corp.	290,214
4,300	Mentor Corp.(b)	191,178

5,700	PolyMedica Corp	220,647
200	Resmed, Inc.(a)	9,282
15,600	Respironics, Inc.(a)	555,048
5,200	Waters Corp.(a)	211,536

		6,588,032

Healthcare Providers & Services 4.8%
17,400	Amsurg Corp.(a)	385,758
36,100	Cerner Corp.(a)(b)	1,461,328
20,400	Chemed Corp.	750,312
1,800	Genesis HealthCare Corp.(a)	87,426
4,200	Healthways, Inc.(a)	225,624
21,800	LCA-Vision, Inc.	940,670
15,200	Matria Healthcare, Inc.(a)(b)	374,984
22,400	Odyssey HealthCare, Inc.(a)(b)	403,424
1,800	Owens & Minor, Inc.	54,378
1,800	Pediatrix Medical Group, Inc.(a)	76,320
31,600	Sierra Health Services, Inc.(a)(b)	1,364,488
14,200	United Surgical Partners International, Inc.(a)	350,740
4,500	Vital Signs, Inc.	231,705

		6,707,157

Pharmaceuticals 1.6%
35,200	Alpharma, Inc. (Class A)	794,816
24,700	CNS, Inc.	561,184
1,800	Parexel International Corp.(a)	53,406
39,200	Sciele Pharma, Inc.(a)	801,248

		2,210,654

INDUSTRIALS 17.1%

Aerospace/Defense 2.0%
24,100	Armor Holdings, Inc.(a)(b)	1,245,006
14,400	Ceradyne, Inc.(a)(b)	704,016
3,500	Curtiss-Wright Corp.(b)	101,710
3,200	Kaman Corp. (Class A)	58,720
1,700	Moog, Inc. (Class A)(a)	58,973
1,500	MTC Technologies, Inc, (a)	30,345
14,600	Teledyne Technologies, Inc.(a)	557,136
1,400	Triumph Group, Inc.(a)	67,186

		2,823,092

Airlines 0.1%
8,400	Mesa Air Group, Inc.(a)	71,064

Building Products 1.9%
29,090	Griffon Corp.(a)(b)	658,016
33,900	Lennox International, Inc.	773,259
17,600	NCI Buildings Systems, Inc.(a)(b)	822,624
6,100	Universal Forest Products, Inc.	309,819
1,900	Watsco, Inc.	84,208

		2,647,926

Commercial Services & Supplies 3.8%
11,400	ABM Industries, Inc.	188,100
15,800	Administaff, Inc.	499,438
6,800	Bowne & Co., Inc.	94,316
2,300	Central Parking Corp.	35,374
7,900	Consolidated Graphics, Inc.(a)	388,601
9,600	Herman Miller, Inc.	272,736
21,600	John H. Harland Co.	849,096
19,100	Labor Ready, Inc.(a)	311,521
33,200	Mueller Industries, Inc.	1,219,767
18,800	United Stationers, Inc.(a)	924,396
6,100	URS Corp.(a)	241,560
2,900	Volt Information Sciences, Inc.(a)	122,960
7,000	Waste Connections, Inc.(a)(b)	261,660

		5,409,525

Construction & Engineering 0.4%
7,200	Granite Construction	313,128
9,600	Shaw Group, Inc. (The)(a)	198,624

		511,752

Diversified Manufacturing Operations
17,200	MascoTech, Inc.(Escrow)(a)(g)	0

Electrical Equipment 2.6%
23,200	Acuity Brands, Inc.	1,014,536
18,200	Analogic Corp.	832,468
10,150	A.O. Smith Corp.	435,029
12,900	Brady Corp. (Class A)	435,504
14,900	Regal-Beloit Corp.	592,275
2,000	Tech Data Corp.(a)	74,360
11,600	Woodward Governor Co.	339,996

		3,724,168

Industrial Conglomerates 0.1%
5,400	Tredegar Corp.	85,428

Machinery 3.3%
7,700	Albany International Corp.(b)	276,661
1,500	American Railcar Industries, Inc.	41,475
6,000	Astec Industries, Inc.(a)	127,200
3,600	Barnes Group, Inc.	61,236
9,800	EnPro Industries, Inc.(a)	306,544
20,800	Gardner Denver, Inc.(a)	720,720
3,850	IDEX Corp.	167,283
31,000	JLG Industries, Inc.	561,100
1,600	Lindsay Manufacturing Co.	42,816
30,500	Manitowoc Co.	1,197,429

600	Oshkosh Truck Corp.	25,728
4,800	Robbins & Myers, Inc.	128,640
21,700	Toro Co.	898,597
4,800	Wabash National Corp.	68,352

		4,623,781

Trading Companies & Distributors 0.6%
36,750	Applied Industrial Technologies, Inc.	857,010
2,200	H&E Equipment Services, Inc.(a)	58,256

		915,266

Transportation Infrastructure 2.3%
22,600	Arkansas Best Corp.	1,004,118
26,500	EGL, Inc.(a)	1,163,615
9,300	Forward Air Corp.	298,437
18,000	Kirby Corp.(a)	577,980
800	Knight Transportation, Inc.	13,728
4,600	Old Dominion Freight Line(a)	149,868
2,800	RailAmerica, Inc.(a)	28,112

		3,235,858

INFORMATION TECHNOLOGY 16.1%

Communications Equipment 1.0%
20,800	Black Box Corp.	855,088
16,600	Digi International, Inc.(a)	207,666
11,100	Ditech Networks, Inc.(a)	90,132
2,800	Inter-Tel, Inc.	60,032
7,500	Polycom, Inc.(a)	166,500

		1,379,418

Computer Software & Services 0.4%
9,600	Keane, Inc.(a)	138,432
2,200	MicroStrategy, Inc. (Class A)(a)	181,390
14,500	Synopsys, Inc.(a)	259,550

		579,372

Computers & Peripherals 0.8%
35,800	Agilysys, Inc.	560,986
5,600	Hypercom Corp.(a)	52,640
8,200	MTS Systems Corp.	302,252
9,300	Western Digital Corp. (a)(b)	163,122

		1,079,000

Consumer Products 0.6%
25,300	Belden CDT, Inc.	820,985

Electronic Equipment & Instruments 4.0%
24,600	Aeroflex, Inc.(a)	249,444
22,900	Checkpoint Systems, Inc.(a)	377,850
4,000	CTS Corp.	57,640
3,700	Global Imaging Systems, Inc.(a)	156,436
20,900	Itron, Inc.(a)(b)	972,686
26,700	Komag, Inc.(a)(b)	1,022,877
27,300	Methode Electronics, Inc. (Class A)	218,400
6,600	Park Electrochemical Corp.	162,558
33,600	Paxar Corp.(a)	618,912
9,900	Photon Dynamics, Inc.(a)	105,138
700	Rogers Corp.(a)	39,900
46,600	Technitrol, Inc.	1,154,748
1,600	Trimble Navigation Ltd.(a)	76,848
24,600	Vishay Intertechnology, Inc.(a)	345,138

		5,558,575

Internet Software & Services 1.1%
30,600	j2 Global Communications, Inc.(a)(b)	856,800
35,300	Websense, Inc.(a)	661,875

		1,518,675

IT Consulting & Services 1.2%
300	MAXIMUS, Inc.	8,142
26,800	eFunds Corp.(a)	563,604
26,700	Global Payments, Inc.	1,135,818
1,600	Internet Security Systems(a)(b)	35,984

		1,743,548

Semiconductor Equipment & Products 1.7%
3,400	ATMI, Inc.(a)	90,338
27,400	Coherent, Inc.(a)	878,444
57,800	Exar Corp.(a)	748,510
48,900	Photronics, Inc.(a)	683,133

		2,400,425

Semiconductors & Semiconductor Equipment 2.4%
66,100	Advanced Energy Industries, Inc.(a)	855,334
3,700	Amkor Technology, Inc.(a)(b)	22,866
12,900	Cymer, Inc.(a)(b)	504,648
1,100	Hittite Microwave Corp.(a)	44,825
25,200	Kulicke & Soffa Industries, Inc.(a)	186,228
41,700	Micrel, Inc.(a)	445,356
5,300	Omnivision Technologies, Inc.(a)	100,700
9,600	QLogic Corp.(a)	167,904
6,600	Semtech Corp.(a)	85,140
12,100	Supertex, Inc.(a)	402,204
16,500	Varian Semiconductor Equipment Associates, Inc.(a)	523,050

		3,338,255

Software 2.9%
32,800	Altiris Inc.(a)	566,128
9,900	Ansys, Inc.(a)	454,311
6,700	Factset Research Systems, Inc.	294,130
8,100	Filenet Corp.(a)	257,742
2,400	Gerber Scientific, Inc.(a)	36,792
18,150	Hyperion Solutions Corp.(a)	565,554
11,400	Informatica Corp.(a)	159,258
14,700	Manhattan Associates, Inc.(a)	309,582
2,200	Mantech International Corp.(a)	62,018
3,200	McAfee, Inc.(a)	68,960
15,500	Progress Software Corp.(a)	350,765
39,400	Radiant Systems, Inc.(a)	432,218
13,200	SPSS, Inc.(a)	356,796
10,500	Talx Corp.	215,775

		4,130,029

MATERIALS 5.8%

Chemicals 1.8%
300	A. Schulman, Inc.	6,564
22,700	Georgia Gulf Corp.	577,942
11,200	MacDermid, Inc.	302,736
35,700	OM Group, Inc.(a)	1,253,784
52,700	PolyOne Corp.(a)	440,045

		2,581,071

Construction Materials 0.6%
4,800	Eagle Materials, Inc.(b)	172,608
16,125	Florida Rock Industries, Inc.	613,718
200	Martin Marietta Materials, Inc.	16,104

		802,430

Containers & Packaging 0.2%
30,600	Caraustar Industries, Inc.(a)	216,036

Metals & Mining 3.0%
2,000	Aleris International, Inc.(a)	81,880
3,300	Carpenter Technology Corp.	324,720
18,600	Century Aluminum Co.(a)(b)	574,182
5,300	Chaparral Steel Co.(a)	372,007
15,400	Cleveland-Cliffs, Inc.(b)	556,710
16,200	Commercial Metals Co.	367,578
27,675	Quanex Corp.	1,004,325
25,800	Reliance Steel & Aluminum Co.	924,930

		4,206,332

Paper & Forest Products 0.2%
15,600	Rock-Tenn Co. (Class A)	268,164
3,400	Schweitzer-Mauduit International, Inc.	68,782

		336,946

TELECOMMUNICATION SERVICES 0.2%

Diversified Telecommunication Services 0.2%
9,400	Commonwealth Telephone Enterprises, Inc.	314,994

UTILITIES 4.3%

Electric Utilities 0.4%
1,500	Allete, Inc.	69,630
1,300	Central Vermont Public Service Corp.	28,535
14,900	El Paso Electric Co.(a)	326,608
1,200	Great Plains Energy, Inc.	35,196
1,600	Unisource Energy Corp.	53,376
100	Westar Energy, Inc.	2,310

		515,655

Gas Utilities 3.3%
40,100	Atmos Energy Corp.	1,153,677
28,500	Energen Corp.	1,214,670
3,100	Laclede Group, Inc.	103,013
4,100	Northwest Natural Gas Co.	155,677
2,400	South Jersey Industries, Inc.	71,208
44,725	Southern Union Co.(b)	1,213,837
3,500	Southwest Gas Corp.	115,255
24,900	UGI Corp.	618,765

		4,646,102

Multi-Utilities & Unregulated Power 0.1%
9,400	Avista Corp.	234,812

Water Utilities 0.5%
17,400	American States Water Co.	658,590
	Total long-term investments (cost $115,993,194)	140,119,358

Principal Amount (000)
SHORT-TERM INVESTMENTS 21.9%

U.S. Government Security
$ 60	United States Treasury Bill 4.79% 09/21/2006 (c)(d) (Cost $59,593)	59,592

Shares
Affiliated Money Market Mutual Fund 21.9%
30,667,057	Dryden Core Investment Fund-Taxable Money Market Series (cost $30,667,057; includes $30,415,779 of cash collateral received for securities on loan)(e)(f)	30,667,057

	Total short-term investments (cost $30,726,650)	30,726,649

	Total Investments 121.7% (cost $146,719,844)(h)	170,846,007
	Liabilities in excess of other assets(i) (21.7%)	(30,472,959)

	Net Assets 100.0%	$140,373,048

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $29,314,639; cash collateral of $30,415,779 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	As of July 31, 2006, one security representing $0 and 0% of the total market value of the portfolio was fair-valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$146,852,399	$29,526,631	$5,533,023	$23,993,608

(i)	Includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at July 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2006	Unrealized Appreciation
	Long Position :
1	Russell 2000 Index Futures	Sept. 2006	$344,450	$352,300	$7,850

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.